Cover Page	Jul. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2025
Entity Registrant Name	CARRIER GLOBAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39220
Entity Tax Identification Number	83-4051582
Entity Address, Address Line One	13995 Pasteur Boulevard
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33418
City Area Code	(561)
Local Phone Number	365-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Listings [Line Items]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001783180
Common Stock
Entity Listings [Line Items]
Title of each class	Common Stock ($0.01 par value)
Trading Symbol(s)	CARR
Name of each exchange on which registered	NYSE
4.125% Notes due 2028
Entity Listings [Line Items]
Title of each class	4.125% Notes due 2028
Trading Symbol(s)	CARR28
Name of each exchange on which registered	NYSE
4.500% Notes due 2032
Entity Listings [Line Items]
Title of each class	4.500% Notes due 2032
Trading Symbol(s)	CARR32
Name of each exchange on which registered	NYSE